Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Provision for doubtful accounts	$ 0	$ 0	$ 0
Vessels dry-dock or special survey period within the first 15 years of useful life		5 years
Vessels dry-dock or special survey period within the remaining useful life		2 years 6 months
Depreciation method		straight-line
Scrap value per light weight ton	$ 500		$ 685
Change in accounting estimate, effect on net income		$ 300
Change in accounting estimate, effect on loss per share | $ / shares		$ 0.01
Vessels useful life		35 years
Number of Reportable Segments		1
Amortization of contract fulfillment costs		$ 200
Dilutive securities outstanding | shares		0	0	0
Impairment charges		$ 0	$ 0	$ 0
Future Increase After 2019
Increase in depreciation		$ 1,400